Expense Example {- Fidelity® Japan Smaller Companies Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund-Default
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120